KINETICS MUTUAL FUNDS, INC.
(the “Company”)

The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund
The Kinetics Government Money Market Fund

Supplement dated February 23, 2006 to the Prospectuses
for the No Load and Advisor Classes dated April 29, 2005

The Internet Fund
The Internet Emerging Growth Fund
The Paradigm Fund
The Medical Fund
The Small Cap Opportunities Fund

Supplement dated February 23, 2006 to the Prospectus for
the Institutional Class dated April 29, 2005 (As Revised June 6, 2005)

The Market Opportunities Fund

Supplement dated February 23, 2006 to the Prospectuses for
the No Load, Institutional and Advisor Classes dated January 31, 2006

The following sentence is added to the section of each Prospectus entitled “How To Purchase Shares”:

“The Company reserves the right to vary or waive any minimum investment requirement.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE